Related party transactions - Schedule of Significant Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Loan to related parties	$ 0	$ 28,062	$ 34,035
Payment on behalf of related parties, net of repayments	(1)	36,522	55,301
Guangzhou Sunhongs | Bandwidth service
Related party transactions
Expense with related party	1,382	1,513	3,287
Other Related Party
Related party transactions
Others	1,309	2,862	3,000
Related parties
Related party transactions
Expense with related party	$ 8,008	$ 5,322	$ 3,149